Taxation - Net operating tax loss carry forwards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2024
Taxation
Loss expiring in 2025		¥ 145,702
Loss expiring in 2026		297,320
Loss expiring in 2027		200,240
Loss expiring after 2027		4,681,447
Total		¥ 5,324,709
Minimum
Taxation
Expiration year for tax losses, term (in years)	5 years
Maximum
Taxation
Expiration year for tax losses, term (in years)	10 years